STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss	$ (24,609)	$ (32,203)	$ (31,568)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation	887	762	471
Changes in accrued liability for employee rights upon retirement	38	106	30
Share-based compensation	2,552	4,654	3,974
Net changes in operating leases	5
Changes in fair value of marketable securities	65	29
In-process research and development acquired			6,232
Finance expenses, net	50	(34)	(50)
Changes in operating asset and liabilities:
Accounts receivable	(4,120)
Prepaid expenses and other current assets	1,694	(1,463)	(229)
Accounts payable, accrued expenses and other	938	3,029	(2,486)
Long term receivables		1,653	(463)
Net cash used in operating activities	(22,500)	(23,467)	(24,089)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(597)	(1,052)	(1,925)
Bank deposits	1,000	3,000	(4,000)
Restricted long-term deposits	(10)	8	(13)
Investments in marketable securities	(38,702)	(71,783)
Proceeds from sales and maturity of marketable securities	54,333	15,092
Net cash used in investing activities	16,024	(54,735)	(5,938)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options granted to an employee		44
Proceeds from issuance of shares through public offering, net of issuance costs	10,613	78,775
Loans received from the controlling shareholder			28,000
Net cash provided by financing activities	10,613	78,819	28,000
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(50)	34	50
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,087	651	(1,977)
CASH AND CASH EQUIVALENTS AND RESRICTED CASH AT BEGINNING OF THE YEAR	5,675	5,024	7,001
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE YEAR	9,762	5,675	5,024
Cash and Cash equivalents	9,412	5,325	5,024
Restricted cash	350	350
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	9,762	5,675	5,024
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Purchase of property and equipment			62
Obtaining a right-of-use asset in exchange for a lease liability	1,329
Conversion of loans from the controlling shareholder		65,338
Acquisition of in-process research and development product candidate			6,232
SUPPLEMENTARY INFORMATION:
Interest received	$ 1,600	$ 1,477